Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Useful Lives	Depreciation and amortization of property and equipment are provided using the straight-line method over their expected useful lives, as follows:
Useful life
Building	20 years
Bakery production equipment	5-8 years
Office equipment and furniture	3-5 years
Automobiles	5 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	For the Six Months Ended June 30,		For the Year Ended December 31,
	2025	2024	2024
Period/Year-end spot rate	US$1=RMB7.1672	US$1=RMB7.1268	US$1=RMB7.2985
Average rate	US$1=RMB7.2524	US$1=RMB7.1074	US$1=RMB7.1887